Net Loss per Share (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Antidilutive securities excluded from earnings per share, incremental shares	22,797,402	162,146,167	298,931,138	94,643,712	115,875,372
Net income available to common stockholders	$ 530,094
Remaining make-whole payments on outstanding convertible preferred stock	$ 99,900
Remaining Series E convertible stock added to Diluted EPS calculation	15,663,334
Options
Outstanding stock options/warrants included in EPS calculation	32,308,428
Warrants
Outstanding stock options/warrants included in EPS calculation	18,410,183
Make-whole payments
Remaining Series E convertible stock added to Diluted EPS calculation	3,330,000